Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share
Earnings amounts per share type are as follows:

	2024
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	11,593	6,819	2,301	3,836	24,549
Consolidated net income attributable to equity holders of the parent	11,205	6,591	2,225	3,708	23,729
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.41
	2023
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	Ps. 9,551	Ps. 5,618	Ps. 1,896	Ps. 3,161	Ps. 20,226
Consolidated net income attributable to equity holders of the parent	9,225	5,426	1,831	3,054	19,536
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.16
	2022
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	Ps. 9,268	Ps. 5,451	Ps. 1,840	Ps. 3,067	Ps. 19,626
Consolidated net income attributable to equity holders of the parent	8,989	5,287	1,784	2,974	19,034
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.13